Share Repurchase - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 American Depository Shares 2011 Program	Dec. 31, 2011 American Depository Shares 2011 Program	Dec. 31, 2013 American Depository Shares 2013 Program	Nov. 30, 2011 American Depository Shares Maximum 2011 Program	Nov. 30, 2013 American Depository Shares Maximum 2013 Program	Mar. 03, 2014 American Depository Shares Maximum 2013 Program Subsequent Event
Schedule Of Share Repurchase Programs [Line Items]
Share repurchase program, value of shares authorized to be repurchased					$ 100,000,000	$ 200,000,000	$ 300,000,000
Shares repurchase program, number of shares repurchased			387,454	1,111,664
Shares repurchase program, number of shares repurchased value			10,160,000	42,369,000
Treasury stock value	18,792,000		10,160,000	18,792,000
Shares repurchase program, number of shares repurchased and retired	605,121			605,121
Shares repurchase program, result in common stock	78			78
Shares repurchase program, reduction result in additional paid-in capital	$ 23,577,000			$ 23,577,000